Othere Non-Current Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Schedule of Accrued Liabilities [Line Items]
Personnel related liabilities (note 9)	[1]	$ 3,187	$ 1,059
Defined benefit pension obligations, net (note 9)		4,002	7,466
Other non-current liabilities		5,035	4,654
Non-current other liabilities		$ 12,224	$ 13,179

[1]	An amount of $764,000 was included within other liabilities in respect of the Company's Swiss pension plan at December 31, 2014. The total pension liability recorded at December 31, 2014 was $1,823,000.